BUSINESS COMBINATION (Details) (JFD [Member], USD $)	Apr. 01, 2012	Jan. 02, 2012
JFD [Member]
Net assets at fair value acquired:
Property and equipment	$ 33,535	$ 34,919
Construction in progress	4,499,376	4,495,306
Inventory	1,970,387	1,838,337
Accounts receivable	1,337,519
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total	7,840,817	6,368,562
Less: Other payables	(292,663)	(92,603)
Accounts payable	(1,230,096)
Non-controlling interest	(1,702,580)	(3,324,729)
Held by the Company, 25% (on January 1, 2012) & 50% (on April 1, 2012)	(3,405,159)	(1,662,365)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	1,210,319	1,288,865
Satisfied by
Purchase consideration	1,702,580	1,662,365
Less: Cash acquired	(492,261)	(373,500)
Business Acquisition Consideration Transferred	$ 1,210,319	$ 1,288,865